Long-term Investments (Details 3) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 19, 2014	Jul. 31, 2015	Oct. 31, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Available for Sale Securities
Cost Basis				$ 156,384,000	$ 132,243,000
Gross Unrealized Gains				157,378,000	133,257,000
Gross Unrealized Losses				(2,265,000)	(3,036,000)
Fair value				311,497,000	262,464,000
Impairment charge				0	2,600,000	$ 0
Youku Tudou
Available for Sale Securities
Cost Basis				68,028,000	91,969,000
Gross Unrealized Gains				32,951,000
Gross Unrealized Losses					(3,036,000)
Fair value				100,979,000	88,933,000
Total amount invested				5,200,000	24,500,000
Disposal gain				18,900,000
Alibaba
Available for Sale Securities
Cost Basis				18,997,000	20,000,000
Gross Unrealized Gains				92,982,000	130,777,000
Fair value				111,979,000	150,777,000
Total amount invested			$ 50,000,000
Cost of shares sold	$ 30,000,000
Disposal gain	$ 109,200,000
Jupai
Available for Sale Securities
Cost Basis				17,788,000
Gross Unrealized Gains				14,121,000
Fair value				$ 31,909,000
Total amount invested		$ 10,000,000
Number of shares disposed				0
Total cost							$ 7,800,000
Others
Available for Sale Securities
Cost Basis				$ 51,571,000	20,274,000
Gross Unrealized Gains				17,324,000	2,480,000
Gross Unrealized Losses				(2,265,000)
Fair value				$ 66,630,000	$ 22,754,000